Redeemable non-controlling interests - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity, shares issued	120,000
Redeemable preferred shares issued amount				¥ 413,377
Accretion of redemption value of the redeemable non-controlling interest		¥ (675)	¥ (575)	(138)
Redeemable non controlling interest equity carrying amount total		¥ 7,197	¥ 6,522	¥ 5,947	¥ 5,809
Yoken Holding Limited [Member]
Redeemable preferred shares issued amount	¥ 6,000
Percentage of preferred shares redeemable at redemption price measured by Interest per year Since Issuance of shares	10.00%